Cash and Cash Equivalents and Short-term Investments	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents and Short-term Investments
Cash and Cash Equivalents and Short-term Investments

5. Cash and Cash Equivalents and Short-term Investments

	December 31,
	2023	2022

	(in US$’000)
Cash and Cash Equivalents
Cash at bank and on hand	129,968	178,326
Bank deposits maturing in three months or less	153,621	134,952
	283,589	313,278
Short-term Investments
Bank deposits maturing over three months (note)	602,747	317,718
	886,336	630,996

Note: The maturities for short-term investments ranged from 91 to 187 days and 91 to 99 days for the years ended December 31, 2023 and 2022 respectively.

Certain cash and bank balances denominated in RMB, US$ and UK Pound Sterling (“£”) were deposited with banks in the PRC. The conversion of these balances into foreign currencies is subject to the rules and regulations of foreign exchange control promulgated by the PRC government. Cash and cash equivalents and short-term investments were denominated in the following currencies:

	December 31,
	2023	2022

	(in US$’000)
US$	836,718	533,173
RMB	45,772	79,319
Hong Kong dollar (“HK$”)	3,114	16,721
	£713	1,370
Others	19	413
	886,336	630,996